Non-current trade receivables and other non-current assets	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Disclosure of Non-current trade receivables and other non-current assets [text block]
2.5.9
Non-current
trade receivables and other
non-current
assets

	As at June 30,	As at December 31,
(€‘000)	2021	2020
Non-current trade receivables Mesoblast license agreement	2 071	1 923
Net investment in Lease	64	195

Total Non-current Trade and Other receivables	2 135	2 117

In May 2018, the Group entered into an exclusive license agreement with Mesoblast, an Australian biotechnology company, to develop and commercialize the Group’s intellectual property rights relating to
C-Cathez,
an intra-myocardial injection catheter. The related receivable is reported for its discounted value (€2.1 million) under
‘Non-current
trade receivables’.
The
non-current
net investment in lease refers to the receivable recorded under IFRS16 Leases accounting standard as the Group subleases some office spaces it leases from a head lessor.

	As at June 30,	As at December 31,
(€‘000)	2021	2020
R&D Tax credit receivable	4 002	3 679

Total Non-current Grant recevables	4 002	3 679

Deposits	238	293

Total Other non-current assets	238	293

In 2017, the Group recognized for the first time a R&D tax credit (€1.2 million) receivable from the federal government that included a one-off
catch-up
effect. Since 2018, further R&D tax credit receivables are recorded on an annual basis. As of June 30, 2021, the R&D tax credit has been updated for an amount of €0.3 million, taking into account all information available as of June 30, 2021.
The
non-current
assets refer to security deposits paid to the lessors of the building leased by the Group and a deposit to the Social Security administration.

9
The Probability of Success (PoS) associated to the product candidate
CYAD-211
also used by management within impairment testing of Goodwill and OnCyte IPRD are the same than the PoS associated for the product candidate
CYAD-02
used for the contingent consideration liability reassessment (under note 2.5.16.2).